Shareholders' equity - Additional Equity Activity (Details) $ / shares in Units, $ in Thousands, $ in Thousands								12 Months Ended
	Jul. 25, 2022 MXN ($) $ / shares	May 24, 2022 MXN ($) $ / shares	Apr. 22, 2022 MXN ($) item	Jan. 19, 2022 MXN ($) $ / shares	Dec. 22, 2021 MXN ($) $ / shares	Jun. 11, 2021	Apr. 21, 2021 MXN ($) $ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 MXN ($) shares	Dec. 31, 2022 MXN ($) shares	Dec. 31, 2020 MXN ($) shares	Jul. 07, 2020 MXN ($)	Dec. 31, 2019 shares
Dividends
Dividends approved				$ 4,370,000
Dividends per share | $ / shares				$ 11.202023995	$ 11.201923995		$ 5.126738671
Number of installments for payment of a cash dividend | item			2
Dividends paid					$ 4,370,000		$ 2,000,000
Period during which tax on dividend distributions and interim payments can be credited against income tax								2 years
Equity reserves
Reserve for repurchase of shares			$ 1,500,000					$ 77,036	$ 1,028,188	$ 1,500,000	$ 1,500,000	$ 1,500,000
Contributed Capital								$ 15,293	297,782	297,782	300,822
Transfer to capital redemption reserve			471,812
Percentage of annual net profits required to be reserved to legal reserve fund								5.00%
Percentage of share capital stock at par value required to be maintained in legal reserve fund								20.00%
Legal reserve fund not available for distribution									$ 60,729	59,556	60,729
Affiliates of VINCI Airports SAS [Member]
Dividends
Ownership interest indirectly held						29.99%
Dividend payments
Dividends
Dividends approved	$ 500,000	$ 1,800,000	$ 2,300,000
Dividends per share | $ / shares	$ 1.28168466	$ 4.614064804
Number of installments for payment of a cash dividend | item			2
Series B Class I
Equity reserves
Number of treasury shares cancelled | shares									3,659,417
Cancellation of treasury shares									$ 2,822
Contributed Capital									$ 262,447	$ 262,447	$ 262,447
Number of Shares, outstanding | shares								340,345,556	340,345,556	340,345,556	340,345,556
Series BB Class I
Equity reserves
Contributed Capital									$ 38,375	$ 38,375	$ 38,375
Number of Shares, outstanding | shares								49,766,000	49,766,000	49,766,000	49,766,000
Common stock
Equity reserves
Contributed Capital									$ 297,782	$ 297,782	$ 300,822
Number of Shares, outstanding | shares								386,169,425	386,169,425	386,169,425	390,111,556		391,300,815